Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2018
Securities borrowed, lent and subject to repurchase agreements
15 Securities borrowed, lent and subject to repurchase agreements
end of	2018	2017
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	77,770	70,009
Deposits paid for securities borrowed	39,325	45,337
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,305	20,606
Deposits received for securities lent	4,318	5,890
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496
Repurchase and reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, a significant portion of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2018 and 2017.

Bank
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2018	2017
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	77,770	70,009
Deposits paid for securities borrowed	39,325	45,337
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,095	115,346
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,305	20,606
Deposits received for securities lent	4,318	5,890
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	24,623	26,496
> Refer to “Note 15 – Securities borrowed, lent and subject to repurchase agreements” in VI – Consolidated financial statements – Credit Suisse Group for further information.